Income taxes - Summary of Movements in Deferred Tax Balances (Detaill) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Deferred tax assets, balance	€ 2,154,973	€ 2,094,234
(Charged)/credited
- Profit or (loss)	340,121	73,455
- Currency translation differences	33,257	(12,716)
Deferred tax assets, balance	2,528,351	2,154,973
Deferred tax liability, balance	(1,767,444)	(1,834,431)
(Charged)/credited
- Profit or (loss)	(280,368)	66,099
- Currency translation differences	(6,192)	888
Deferred tax liability, balance	(2,054,004)	(1,767,444)
Net deferred tax assets	474,347	387,529
Research And Development Expenses [Member]
Deferred tax assets
Deferred tax assets, balance	1,754,773	1,792,382
(Charged)/credited
- Profit or (loss)	146,740	(37,609)
Deferred tax assets, balance	1,901,513	1,754,773
Fixed Assets [Member]
(Charged)/credited
Deferred tax liability, balance	(12,671)	(42,048)
(Charged)/credited
- Profit or (loss)	(133,628)	28,489
- Currency translation differences	(6,192)	888
Deferred tax liability, balance	(152,491)	(12,671)
Non Current Provisions And Liabilities [Member]
Deferred tax assets
Deferred tax assets, balance	400,200	301,852
(Charged)/credited
- Profit or (loss)	193,381	111,064
- Currency translation differences	33,257	(12,716)
Deferred tax assets, balance	626,838	400,200
Deferred tax liability, balance	(1,754,773)	(1,792,383)
(Charged)/credited
- Profit or (loss)	(146,740)	37,610
Deferred tax liability, balance	€ (1,901,513)	€ (1,754,773)